Deferred tax assets and liabilities - Activity in deferred tax asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	$ 1,026	$ 932
Gross, deferred tax liabilities, beginning balance	(1,823)	(1,964)
Net, deferred tax liability (asset), beginning balance	(797)	(1,032)
(Charged)/credited to income	192	223
(Charged)/credited to equity	8	(4)
(Charged)/credited to other comprehensive income	(20)	16
Gross deferred tax assets, ending balance	1,161	1,026
Gross, deferred tax liabilities, ending balance	(1,778)	(1,823)
Net, deferred tax liability (asset), ending balance	(617)	(797)
Property, plant & equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	24	13
Gross, deferred tax liabilities, beginning balance	(215)	(172)
Net, deferred tax liability (asset), beginning balance	(191)	(159)
(Charged)/credited to income	(27)	(32)
(Charged)/credited to equity	0	0
(Charged)/credited to other comprehensive income	0	0
Gross deferred tax assets, ending balance	28	24
Gross, deferred tax liabilities, ending balance	(246)	(215)
Net, deferred tax liability (asset), ending balance	(218)	(191)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	5	6
Gross, deferred tax liabilities, beginning balance	(1,519)	(1,713)
Net, deferred tax liability (asset), beginning balance	(1,514)	(1,707)
(Charged)/credited to income	137	193
(Charged)/credited to equity	0	0
(Charged)/credited to other comprehensive income	0	0
Gross deferred tax assets, ending balance	5	5
Gross, deferred tax liabilities, ending balance	(1,382)	(1,519)
Net, deferred tax liability (asset), ending balance	(1,377)	(1,514)
Pensions and other benefit obligations of associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	128	151
Gross, deferred tax liabilities, beginning balance	0	(10)
Net, deferred tax liability (asset), beginning balance	128	141
(Charged)/credited to income	1	(33)
(Charged)/credited to equity	(2)	7
(Charged)/credited to other comprehensive income	(11)	13
Gross deferred tax assets, ending balance	116	128
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax liability (asset), ending balance	116	128
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	381	371
Gross, deferred tax liabilities, beginning balance	(23)	(23)
Net, deferred tax liability (asset), beginning balance	358	348
(Charged)/credited to income	(9)	10
(Charged)/credited to equity	0	0
(Charged)/credited to other comprehensive income	0	0
Gross deferred tax assets, ending balance	372	381
Gross, deferred tax liabilities, ending balance	(23)	(23)
Net, deferred tax liability (asset), ending balance	349	358
Tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	174	110
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax liability (asset), beginning balance	174	110
(Charged)/credited to income	4	59
(Charged)/credited to equity	7	5
(Charged)/credited to other comprehensive income	3	0
Gross deferred tax assets, ending balance	188	174
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax liability (asset), ending balance	188	174
Other assets, provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	314	281
Gross, deferred tax liabilities, beginning balance	(66)	(46)
Net, deferred tax liability (asset), beginning balance	248	235
(Charged)/credited to income	86	26
(Charged)/credited to equity	3	(16)
(Charged)/credited to other comprehensive income	(12)	3
Gross deferred tax assets, ending balance	452	314
Gross, deferred tax liabilities, ending balance	(127)	(66)
Net, deferred tax liability (asset), ending balance	$ 325	$ 248